SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of continuing involvement in derecognised financial assets [line items]
Outstanding and exercisable underlying shares, Beginning	4,635,274
Outstanding and exercisable underlying shares, Ending	3,602,215	4,635,274
Stock options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Outstanding and exercisable underlying shares, Beginning	1,978,500	2,439,500
Granted	1,475,000	802,500
Forfeited	(122,500)	(165,000)
Expired		(19,500)
Exercised	(20,000)	(1,079,000)
Outstanding and exercisable underlying shares, Ending	3,311,000	1,978,500
Outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 2.24	$ 1.52
Granted	1.98	2.95
Forfeited	2.54	1.44
Expired		1.02
Exercised	1.62	1.17
Outstanding and exercisable Weighted Average Exercise Price, Ending	$ 2.12	$ 2.24